Securities	9 Months Ended
Jul. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Securities
NOTE 5:  SECURITIES
(a)
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized gains and losses as at July 31, 2023 and October 31, 2022.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			July 31, 2023				October 31, 2022
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$18,514	$108	$(102)	$18,520	$16,420	$69	$(121)	$16,368
Provinces	20,290	181	(88)	20,383	20,279	99	(138)	20,240
U.S. federal, state, municipal governments, and agencies debt	10,717	23	(237)	10,503	11,855	22	(318)	11,559
Other OECD government-guaranteed debt	1,498	2	(24)	1,476	1,715	1	(34)	1,682

Mortgage-backed securities	2,079	–	(32)	2,047	1,035	1	(3)	1,033

	53,098	314	(483)	52,929	51,304	192	(614)	50,882
Other debt securities
Asset-backed securities	4,018	–	(43)	3,975	4,511	–	(71)	4,440

Corporate and other debt	8,382	56	(98)	8,340	8,820	23	(162)	8,681

	12,400	56	(141)	12,315	13,331	23	(233)	13,121
Total debt securities	65,498	370	(624)	65,244	64,635	215	(847)	64,003
Equity securities
Common shares	3,001	158	(75)	3,084	2,191	63	(33)	2,221

Preferred shares	562	4	(136)	430	1,100	71	(73)	1,098

	3,563	162	(211)	3,514	3,291	134	(106)	3,319
Total securities at fair value through other comprehensive income	$69,061	$532	$(835)	$68,758	$67,926	$349	$(953)	$67,322

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(b)
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities at FVOCI. The following table summarizes the fair value of equity securities designated at FVOCI as at July 31, 2023 and October 31, 2022, and dividend income recognized on these securities for the three and nine months ended July 31, 2023 and July 31, 2022.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the nine months ended
	July 31, 2023	October 31, 2022	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$3,084	$2,221	$39	$51	$100	$136

Preferred shares	430	1,098	35	5	99	16
Total	$3,514	$3,319	$74	$56	$199	$152
The Bank disposed of certain equity securities in line with the Bank’s investment strategy and disposed of FHLB stocks in accordance with FHLB member stockholding requirements, as follows:

Equity Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Equity Securities
Fair value	$38	$1,281	$204	$1,340
Cumulative realized gain/(loss)	–	270	(8)	265
FHLB Stock
Fair value	717	16	1,354	48
Cumulative realized gain/(loss)	–	–	–	–
(c)
DEBT SECURITIES NET REALIZED GAINS (LOSSES)
The following table summarizes the net realized gains and losses for the three and nine months ended July 31, 2023 and July 31, 2022, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Debt securities at amortized cost	$(22)	$47	$(58)	$47

Debt securities at fair value through other comprehensive income	(4)	(5)	10	5
Total	$(26)	$42	$(48)	$52

(d)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates
non-retail
credit risk on an individual borrower basis, using both a borrower risk rating (BRR) and facility risk rating, as detailed in the shaded area of the “Managing Risk” section of the 2022 MD&A. This system is used to assess all non-retail
exposures, including debt securities.
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)											As at
	July 31, 2023						October 31, 2022
	Stage 1	Stage 2	Stage 3			Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$369,182	$–	$	n/a	2	$369,182	$404,620	$–	$	n/a	$404,620
Non-investment grade	401	87		n/a		488	1,964	155		n/a	2,119
Watch and classified	n/a	30		n/a		30	n/a	39		n/a	39

Default	n/a	n/a		–		–	n/a	n/a		–	–

Total debt securities	369,583	117		–		369,700	406,584	194		–	406,778

Allowance for credit losses on debt securities at amortized cost	1	–		–		1	1	–		–	1

Total debt securities, net of allowance	$369,582	$117		$–		$369,699	$406,583	$194		$–	$406,777

1
Includes debt securities backed by government-guaranteed loans of $105 million (October 31, 2022 – $192 million), which are reported in
Non-investment
grade or a lower risk rating based on the issuer’s credit risk.

2	Not applicable.
As at July 31, 2023, total debt securities, net of allowance, in the table above, include debt securities measured at amortized cost, net of allowance, of $304,455 million (October 31, 2022 – $342,774 million), and debt securities measured at FVOCI of $65,244 million (October 31, 2022 – $64,003 million). The difference between probability-weighted ECLs and base ECLs on debt securities at FVOCI and at amortized cost as at
both July 31, 2023 and October 31, 2022, was insignificant.